REGULATORY REQUIREMENTS	12 Months Ended
Dec. 31, 2019
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

26.    REGULATORY REQUIREMENTS

The Group's broker-dealer subsidiaries, Futu Securities, Futu Inc. and Futu clearing Inc., are subject to capital requirements determined by its respective regulators. Futu Securities, the Group's subsidiary located in Hong Kong, was subject to Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital. Futu Inc. and Futu clearing Inc., the Group's subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital. The tables below summaries the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries as of December 31, 2019:

	As of December 31, 2019
	Net Capital/
	Eligible Equity	Requirement	Excess
	(HK$ in thousands)
Futu Securities	1,469,200	235,481	1,233,719
Futu Inc.	15,832	1,947	13,885
Futu Clearing Inc.	72,908	1,947	70,961
Total	1,557,940	239,375	1,318,565

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2018 and 2019, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.